Fair Value of Financial Assets and Liabilities - Measurement Inputs (Details) $ in Thousands	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($) yr
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants | $	$ 23,224	$ 0
Preferred Stock Warrant | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants | $		$ 11,359
Preferred Stock Warrant | Level 3 | Term | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.5
Preferred Stock Warrant | Level 3 | Term | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		1.75
Preferred Stock Warrant | Level 3 | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.60
Preferred Stock Warrant | Level 3 | Discount for lack of marketability | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.10
Preferred Stock Warrant | Level 3 | Discount for lack of marketability | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.17
Convertible Notes | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes | $		$ 101,212
Convertible Notes | Level 3 | Term | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt, measurement input		0.2
Convertible Notes | Level 3 | Term | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt, measurement input		0.5
Convertible Notes | Level 3 | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt, measurement input		0.350
Convertible Notes | Level 3 | Discount Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt, measurement input		0.160
Convertible Notes | Level 3 | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt, measurement input		0.001